Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2024
Labor And Social Obligations
Schedule of grants of stock options

	October 2024	December 2023	October 2023	August 2023	April 2023	February 2023	September 2022	July 2022	May 2022

Amount	113,900	232,000	37,000	153,000	30,000	15,000	8,772	1,156,147	70,000
Exercise price at the measurement date	R$73.75	R$60	R$59	R$59	R$57	R$56	R$52	R$52	R$70
Dividend yield (%)	0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Expected volatility (%)	32-45%	34-56%	44-56%	47-56%	48-55%	46-56%	48-58%	48-59%	48-60%
Risk-free interest rate (%)	11-13%	10-11%	11-12%	10-12%	11-13%	13%	12%	13-15%	12-13%
Expected life of stock options (years)	1-5	1-5	1-5	1-5	1-5	1-5	1-5	1-5	1-5
Share price at the measurement date	R$92.78	R$100.97	R$79.12	R$76.45	R$62.51	R$70.69	R$72.59	R$48.24	R$55.54
Valuation model	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial
Weighted average fair value at the measurement date	R$39.71	R$54.25	R$38.67	R$37.04	R$32.04	R$29.54	R$34.86	R$17.98	R$19.13

Schedule of movements in stock options

	Weighted average exercise price (in Brazilian Reais)	Number of stock options
		2024	2023	2022
Outstanding at January 1	64.33	1,696,064	3,729,287	3,086,728
Granted	73.95	113,900	467,000	1,234,919
Exercised	62.70	(147,955)	(164,214)	-
Stock options exchanged to RSUs	-	-	(1,751,599)	-
Forfeited	102.74	(16,182)	(333,111)	(365,749)
Expired	62.82	(35,148)	(251,299)	(226,611)
Outstanding at December 31	67.31	1,610,679	1,696,064	3,729,287
Exercisable	77.10	427,202	242,235	1,133,774

Schedule of grants of RSUs

	October 2024	December 2023	October 2023	August 2023	April 2023	February 2023	September 2022	July 2022

Amount	44,500	76,600	63,000	153,490	16,000	8,000	4,678	442,546
Weighted average fair value at the measurement date	R$92.78	R$100.97	R$79.12	R$76.45	R$62.51	R$70.69	R$72.59	R$48.24
Vesting period (years)	1-5	1-5	1-5	1-5	1-5	1-5	1-5	1-5

Schedule of stock option

	2024	2023	2022

Outstanding at January 1	854,431	447,224	-
Granted	44,500	317,090	447,224
Stock options exchanged to RSUs	-	215,797	-
Exercised	(222,910)	(99,576)	-
Forfeited	(19,387)	(26,104)	-
Outstanding at December 31	656,634	854,431	447,224